Janus Henderson Global Allocation Fund – Growth
Schedule of Investments (unaudited)
March 31, 2026

	Shares	Value
Investment Companies – 99.9%
Equity Funds – 58.4%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	1,479,930	$17,050,873
Janus Henderson Enterprise Fund - Class N Shares£	152,118	20,612,958
Janus Henderson European Focus Fund - Class N Shares£	325,113	18,434,471
Janus Henderson Growth and Income Fund - Class N Shares£	301,648	20,701,099
Janus Henderson Overseas Fund - Class N Shares£	713,202	40,737,088
Janus Henderson Research Fund - Class N Shares£	258,166	20,703,836
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	434,824	5,715,949
		143,956,274
Exchange-Traded Funds (ETFs) – 29.4%
iShares Core International Aggregate Bond	293,800	14,701,752
iShares Core MSCI Emerging Markets	479,029	33,412,273
iShares Russell 2000 Value	59,255	11,234,155
Janus Henderson Emerging Markets Debt Hard Currency£	77,112	4,045,342
Vanguard Value	45,371	8,901,790
		72,295,312
Fixed Income Funds – 10.3%
Janus Henderson Developed World Bond Fund - Class N Shares£	1,448,878	11,193,571
Janus Henderson Flexible Bond Fund - Class N Shares£	1,520,957	14,165,442
		25,359,013
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£	4,402,139	4,402,139
Total Investments (total cost $225,163,410) – 99.9%		246,012,738
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		246,220
Net Assets – 100%		$246,258,958

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 72.1%
Equity Funds - 58.4%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$17,774,714	$2,417,831	$(2,174,071)	$308,240	$(1,275,841)	$17,050,873	1,479,930	$282,803	$1,487,331
Janus Henderson Enterprise Fund - Class N Shares
	20,534,558	3,645,883	(1,704,392)	37,993	(1,901,084)	20,612,958	152,118	88,912	1,367,638
Janus Henderson European Focus Fund - Class N Shares
	21,194,154	1,067,479	(4,337,409)	511,158	(911)	18,434,471	325,113	313,942	-
Janus Henderson Growth and Income Fund - Class N Shares
	22,454,060	3,970,424	(3,696,541)	(22,229)	(2,004,615)	20,701,099	301,648	144,615	3,011,819
Janus Henderson Overseas Fund - Class N Shares
	33,877,990	6,713,879	(3,023,765)	292,884	2,876,100	40,737,088	713,202	512,675	-
Janus Henderson Research Fund - Class N Shares
	28,114,916	4,199,056	(8,066,525)	48,510	(3,592,121)	20,703,836	258,166	25,002	3,165,109
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	601,807	77,399	(742,126)	157,408	(94,488)	-	-	3,344	53,509
Janus Henderson Triton Fund - Class N Shares
	143,484	19,805	(166,861)	19,433	(15,861)	-	-	155	14,820
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	7,137,044	482,159	(2,336,566)	562,699	(129,387)	5,715,949	434,824	78,518	149,676
Total Equity Funds - 58.4%
	$151,832,727	$22,593,915	$(26,248,256)	$1,916,096	$(6,138,208)	$143,956,274	3,665,001	$1,449,966	$9,249,902

Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - (continued)
Exchange-Traded Funds (ETFs) - 1.6%
Janus Henderson Emerging Markets Debt Hard Currency
	$5,167,986	$181,894	$(1,395,648)	$49,432	$41,678	$4,045,342	77,112	$271,995	$-
Janus Henderson Small Cap Growth Alpha
	276,612	10,920	(310,329)	61,946	(39,149)	-	-	863	-
Total Exchange-Traded Funds (ETFs) - 1.6%
	$5,444,598	$192,814	$(1,705,977)	$111,378	$2,529	$4,045,342	77,112	$272,858	$-
Fixed Income Funds - 10.3%
Janus Henderson Developed World Bond Fund - Class N Shares
	8,718,117	3,347,859	(752,398)	24,622	(144,629)	11,193,571	1,448,878	259,526	-
Janus Henderson Flexible Bond Fund - Class N Shares
	11,364,130	3,892,319	(973,598)	(64,837)	(52,572)	14,165,442	1,520,957	422,754	-
Janus Henderson High-Yield Fund - Class N Shares
	349,566	27,011	(382,280)	25,940	(20,237)	-	-	15,828	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	91,873	5,821	(97,700)	2,389	(2,383)	-	-	2,917	-
Total Fixed Income Funds - 10.3%
	$20,523,686	$7,273,010	$(2,205,976)	$(11,886)	$(219,821)	$25,359,013	2,969,835	$701,025	$-
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	2,297,816	8,603,206	(6,497,848)	(34)	(1,001)	4,402,139	4,402,139	92,385	-
Total Affiliated Investments - 72.1%
	$180,098,827	$38,662,945	$(36,658,057)	$2,015,554	$(6,356,501)	$177,762,768	11,114,087	$2,516,234	$9,249,902

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of March 31, 2026.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$143,956,274	$-	$-
Exchange-Traded Funds (ETFs)	72,295,312	-	-
Fixed Income Funds	25,359,013	-	-
Money Markets	-	4,402,139	-
Total Assets	$241,610,599	$4,402,139	$-

Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70269 05-26